Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Fair Value Disclosures [Abstract]
Information by Level for Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following tables provide information by level for assets and liabilities that are measured at fair value on a recurring basis:

	Fair Value as of July 25, 2014	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Assets:
Corporate debt securities	$5,484	$—	$5,475	$9
Auction rate securities	99	—	—	99
Mortgage-backed securities	1,254	—	1,254	—
U.S. government and agency securities	2,733	1,135	1,598	—
Foreign government and agency securities	78	—	78	—
Certificates of deposit	71	—	71	—
Other asset-backed securities	498	—	498	—
Debt funds	2,486	—	2,486	—
Marketable equity securities	49	49	—	—
Exchange-traded funds	69	69	—	—
Derivative assets	176	96	80	—

Total assets	$12,997	$1,349	$11,540	$108

Liabilities:
Derivative liabilities	$68	$68	$—	$—
Contingent consideration associated with acquisitions subsequent to April 24, 2009	87	—	—	87

Total liabilities	$155	$68	$—	$87

	Fair Value as of April 25, 2014	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Assets:
Corporate debt securities	$5,542	$—	$5,533	$9
Auction rate securities	97	—	—	97
Mortgage-backed securities	1,336	—	1,336	—
U.S. government and agency securities	3,116	1,251	1,865	—
Foreign government and agency securities	67	—	67	—
Certificates of deposit	54	—	54	—
Other asset-backed securities	542	—	542	—
Debt funds	2,123	—	2,123	—
Marketable equity securities	49	49	—	—
Exchange-traded funds	67	67	—	—
Derivative assets	175	89	86	—

Total assets	$13,168	$1,456	$11,606	$106

Liabilities:
Derivative liabilities	$127	$116	$11	$—
Contingent consideration associated with acquisitions subsequent to April 24, 2009	68	—	—	68

Total liabilities	$195	$116	$11	$68

The following tables provide information by level for assets and liabilities that are measured at fair value on a recurring basis:

	Fair Value as of April 25, 2014	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Assets:
Corporate debt securities	$5,542	$—	$5,533	$9
Auction rate securities	97	—	—	97
Mortgage-backed securities	1,336	—	1,336	—
U.S. government and agency securities	3,116	1,251	1,865	—
Foreign government and agency securities	67	—	67	—
Certificates of deposit	54	—	54	—
Other asset-backed securities	542	—	542	—
Debt funds	2,123	—	2,123	—
Marketable equity securities	49	49	—	—
Exchange-traded funds	67	67	—	—
Derivative assets	175	89	86	—

Total assets	$13,168	$1,456	$11,606	$106

Liabilities:
Derivative liabilities	$127	$116	$11	$—
Contingent consideration associated with acquisitions subsequent to April 24, 2009	68	—	—	68

Total liabilities	$195	$116	$11	$68

	Fair Value as of April 26, 2013	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Assets:
Corporate debt securities	$4,661	$—	$4,651	$10
Auction rate securities	103	—	—	103
Mortgage-backed securities	1,053	—	1,039	14
U.S. government and agency securities	3,898	1,833	2,065	—
Foreign government and agency securities	38	—	38	—
Certificates of deposit	6	—	6	—
Other asset-backed securities	541	—	541	—
Marketable equity securities	155	155	—	—
Exchange-traded funds	50	50	—	—
Derivative assets	394	213	181	—

Total assets	$10,899	$2,251	$8,521	$127

Liabilities:
Derivative liabilities	$58	$40	$18	$—
Contingent consideration associated with acquisitions subsequent to April 24, 2009	142	—	—	142

Total liabilities	$200	$40	$18	$142

Fair Value Inputs, Assets, Quantitative Information

The following table represents the range of the unobservable inputs utilized in the fair value measurement of the auction rate securities classified as Level 3 as of July 25, 2014:

	Valuation Technique	Unobservable Input	Range (Weighted Average)
Auction rate securities	Discounted cash flow	Years to principal recovery Illiquidity premium	2 yrs. - 12 yrs. (3 yrs.) 6%

The following table represents the range of the unobservable inputs utilized in the fair value measurement of the auction rate securities classified as Level 3 as of April 25, 2014:

	Valuation Technique	Unobservable Input	Range (Weighted Average)
Auction rate securities	Discounted cash flow	Years to principal recovery Illiquidity premium	2 yrs. - 12 yrs. (3 yrs.) 6%

Reconciliation of Beginning and Ending Balances of Items Measured at Fair Value on a Recurring Basis that Used Significant Unobservable Inputs (Level 3)

The following tables provide a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3) for the three months ended July 25, 2014 and July 26, 2013:

Three months ended July 25, 2014
(in millions)	Total Level 3 Investments	Corporate debt securities	Auction rate securities	Mortgage- backed securities
Balance as of April 25, 2014	$106	$9	$97	$—
Total unrealized gains included in other comprehensive income	2	—	2	—

Balance as of July 25, 2014	$108	$9	$99	$—

Three months ended July 26, 2013
(in millions)	Total Level 3 Investments	Corporate debt securities	Auction rate securities	Mortgage- backed securities
Balance as of April 26, 2013	$127	$10	$103	$14
Total unrealized gains included in other comprehensive income	5	—	4	1

Balance as of July 26, 2013	$132	$10	$107	$15

The following table provides a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3):

(in millions)	Total Level 3 Investments	Corporate debt securities	Auction rate securities	Mortgage- backed securities	Other asset- backed securities
Balance as of April 26, 2013	$127	$10	$103	$14	$—
Total realized losses and other-than-temporary impairment losses included in earnings	(5)	—	(5)	—	—
Total unrealized gains included in other comprehensive income	4	—	3	1	—
Settlements	(20)	(1)	(4)	(15)	—

Balance as of April 25, 2014	$106	$9	$97	$—	$—

(in millions)	Total Level 3 Investments	Corporate debt securities	Auction rate securities	Mortgage- backed securities	Other asset- backed securities
Balance as of April 27, 2012	$172	$10	$127	$29	$6
Total unrealized gains included in other comprehensive income	11	—	11	—	—
Settlements	(56)	—	(35)	(15)	(6)

Balance as of April 26, 2013	$127	$10	$103	$14	$—